CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	CNY (¥) shares	USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Treasury shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Total shareholders' equity(deficit) attributable to DouYu [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)
Balance at Dec. 31, 2018	¥ (3,013,883,487)		¥ 5,148		¥ 48,989,244	¥ (3,388,471,092)	¥ 325,593,213	¥ (3,013,883,487)
Opening Balance, Shares at Dec. 31, 2018 | shares			8,063,790
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost, Shares | shares			4,492,473
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost	3,373,017,898		¥ 3,092		3,373,014,806			3,373,017,898
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, Shares | shares			19,906,105
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	6,644,822,639		¥ 13,701		6,644,808,938			6,644,822,639
Share-based compensation	290,781,764				290,781,764			290,781,764
Net income (loss)	33,348,128					39,753,232		39,753,232	¥ (6,405,104)
Noncontrolling interest arising from business acquisition	5,980,924								5,980,924
Repurchase of ordinary shares (Note 11), Shares | shares				(291,207)
Repurchase of ordinary shares (Note 11)	(168,567,125)			¥ (168,567,125)				(168,567,125)
Noncontrolling interest arising from a newly established subsidiary	7,921,555								7,921,555
Noncontrolling interest arising from vest of nonrestricted shares in Gogo Glocal (Note 14)					(22,209,344)			(22,209,344)	22,209,344
Acquisition of noncontrolling interest in Gogo Glocal (Note 12)	(19,520,000)				(11,107,350)			(11,107,350)	(8,412,650)
Vesting of restricted share units, shares | shares			289,451
Vesting of restricted share units, Value			¥ 203		(203)
Foreign currency translation adjustments	109,461,578						109,300,777	109,300,777	160,801
Balance, Shares at Dec. 31, 2019 | shares			32,751,819	(291,207)
Balance at Dec. 31, 2019	7,263,363,874		¥ 22,144	¥ (168,567,125)	10,324,277,855	(3,348,717,860)	434,893,990	7,241,909,004	21,454,870
Share-based compensation	142,154,361				142,154,361			142,154,361
Net income (loss)	404,735,526					485,498,597		485,498,597	(80,763,071)
Repurchase of ordinary shares (Note 11), Shares | shares				(886,292)
Repurchase of ordinary shares (Note 11)	(526,530,728)			¥ (526,530,728)				(526,530,728)
Capital contribution from noncontrolling interest shareholder in DouYu Japan (Note 12)	105,129,847				(7,700,837)			(7,700,837)	112,830,684
Acquisition of noncontrolling interest in Gogo Glocal (Note 12)					11,171,730			11,171,730	(11,171,730)
Acquisitions of noncontrolling interests in Shuangsi (Note 12)	(4,500,000)				(2,271,492)			(2,271,492)	(2,228,508)
Contribution from shareholder in connection with an acquisition of an equity method investment (Note 7)	18,767,750				18,767,750			18,767,750
Vesting of restricted share units, shares | shares			693,527
Vesting of restricted share units, Value			¥ 486		(486)
Foreign currency translation adjustments	(425,737,643)						(423,982,137)	(423,982,137)	(1,755,506)
Balance, Shares at Dec. 31, 2020 | shares			33,445,346	(1,177,499)
Balance at Dec. 31, 2020	6,977,382,987		¥ 22,630	¥ (695,097,853)	10,486,398,881	(2,863,219,263)	10,911,853	6,939,016,248	38,366,739
Share-based compensation	132,139,459				132,139,459			132,139,459
Net income (loss)	¥ (620,248,897)	$ (97,330,586)				(581,883,146)		(581,883,146)	(38,365,751)
Repurchase of ordinary shares (Note 11), Shares | shares	578,304	578,304	578,304	(578,304)
Repurchase of ordinary shares (Note 11)	¥ (107,151,908)			¥ (107,151,908)				(107,151,908)
Vesting of restricted share units, shares | shares			691,281
Vesting of restricted share units, Value			¥ 413		(413)
Foreign currency translation adjustments	(123,533,529)	$ (19,385,106)					(123,533,529)	(123,533,529)	0
Balance, Shares at Dec. 31, 2021 | shares			34,136,627	(1,755,803)
Balance at Dec. 31, 2021	¥ 6,258,588,112	$ 982,109,045	¥ 23,043	¥ (802,249,761)	¥ 10,618,537,927	¥ (3,445,102,409)	¥ (112,621,676)	¥ 6,258,587,124	¥ 988